Capital and Reserves (Narrative) (Details) - ILS (₪)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Par value per share	₪ 0.01	₪ 0.01	₪ 0.01
Authorized share capital		₪ 300,000,000	₪ 300,000,000	₪ 300,000,000
Weighted-average number of shares used in the calculation of basic earnings per share (in shares)		107,499,543	100,654,935	100,604,578
Incremental shares			234,726	93,728
Options excluded from diluted weighted average number of ordinary shares		780,000	78,000	1,060,000
Net consideration	₪ 275,000,000
Ordinary shares	12,121,200	262,615
Series 1 Options [member]
Statement Line Items [Line Items]
Net consideration	₪ 59,000,000
Ordinary shares	3,030,300
Exercise price	₪ 19,500,000
Maturity date	Dec. 24, 2018
Series 2 Options [member]
Statement Line Items [Line Items]
Ordinary shares	3,030,300
Exercise price	₪ 20,000,000
Maturity date	Jun. 24, 2019